Leases Disclosure of lease payments (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of lease payments [Line Items]
Cash outflow for leases	R 177	R 80
Lease payments made for lease liabilities
Disclosure of lease payments [Line Items]
Cash outflow for leases	177	80
Short-term lease payments
Disclosure of lease payments [Line Items]
Cash outflow for leases	134	187
Lease payments of low value assets leased
Disclosure of lease payments [Line Items]
Cash outflow for leases	21	15
Variable lease payments
Disclosure of lease payments [Line Items]
Cash outflow for leases	1,050	883
Total cash outflows for leases
Disclosure of lease payments [Line Items]
Cash outflow for leases	R 1,382	R 1,165